COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	$ 501	$ (112)	$ 7
Increase (Decrease) in Operating Capital	243	185	(4)
Net Cash Provided by (Used in) Operating Activities	644	1,688	426
Net Cash Provided by (Used in) Investing Activities	(4,878)	(3,971)	(412)
Issuances	450	1,410	13
Proceeds From The Issuance Of Preferred Equity	2,512	0	0
Net Cash Provided by (Used in) Financing Activities	5,994	2,640	13
Cash and cash equivalents, beginning of year	393	35	13
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	1,760	357	27
Cash and cash equivalents, end of year	2,145	393	35
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	499	(112)	7
Income (Loss) from Subsidiaries, Net of Tax	(565)	41	(6)
Increase (Decrease) in Operating Capital	32	5	0
Net Cash Provided by (Used in) Operating Activities	(34)	(66)	1
Payments to Acquire Additional Interest in Subsidiaries	(2,894)	(1,407)	(14)
Net Cash Provided by (Used in) Investing Activities	(2,894)	(1,407)	(14)
Issuances	450	1,501	13
Proceeds From The Issuance Of Preferred Equity	2,512	0	0
Payments of Ordinary Dividends	(59)	(3)	0
Net Cash Provided by (Used in) Financing Activities	2,903	1,498	13
Cash and cash equivalents, beginning of year	25	0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(25)	25	0
Cash and cash equivalents, end of year	$ 0	$ 25	$ 0